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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21260

CM Advisors Family of Funds
(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 430 Austin, Texas	78746
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(512) 329-0050

Date of fiscal year end:	February 28, 2017

Date of reporting period:	May 31, 2016

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CM Advisors Fund
Schedule of Investments
May 31, 2016 (Unaudited)

COMMON STOCKS - 89.0%	Shares	Value
Consumer Discretionary - 9.6%
Automobiles - 2.5%
General Motors Company	51,970	$1,625,622

Media - 7.1%
Discovery Communications, Inc. - Series C *	98,318	2,631,973
Liberty Media Group - Series C *	7,011	132,859
Liberty SiriusXM Group - Series C *	28,045	882,015
Reading International, Inc. - Class A *	78,768	986,175
		4,633,022
Energy - 22.5%
Energy Equipment & Services - 17.1%
Atwood Oceanics, Inc.	115,520	1,232,600
Dawson Geophysical Company *	285,515	2,061,418
Era Group, Inc. *	236,544	2,263,726
Halliburton Company	27,635	1,165,644
Key Energy Services, Inc. *	892,063	270,474
PHI, Inc. *	33,563	573,927
Pioneer Energy Services Corporation *	202,030	721,247
Schlumberger Ltd.	6,610	504,343
Unit Corporation *	169,155	2,363,095
		11,156,474
Oil, Gas & Consumable Fuels - 5.4%
Apache Corporation	24,305	1,388,788
Cloud Peak Energy, Inc. *	324,465	635,951
Denbury Resources, Inc.	77,755	311,798
Devon Energy Corporation	34,170	1,233,195
		3,569,732
Financials - 19.1%
Banks - 5.7%
U.S. Bancorp	24,356	1,042,924
Wells Fargo & Company	53,202	2,698,406
		3,741,330
Diversified Financial Services - 6.2%
Berkshire Hathaway, Inc. - Class B *	17,615	2,475,612
PICO Holdings, Inc. *	172,262	1,595,146
		4,070,758
Insurance - 2.9%
Enstar Group Ltd. *	12,216	1,904,108

Real Estate Management & Development - 4.3%
InterGroup Corporation (The) *	103,079	2,783,133

Health Care - 3.5%
Health Care Equipment & Supplies - 1.0%
Second Sight Medical Products, Inc. *	165,164	644,140

Health Care Providers & Services - 2.5%
AmerisourceBergen Corporation	6,500	487,370

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS - 89.0% (Continued)	Shares	Value
Health Care - 3.5% (Continued)
Health Care Providers & Services - 2.5% (Continued)
McKesson Corporation	6,350	$1,162,939
		1,650,309
Industrials - 17.3%
Construction & Engineering - 6.8%
Layne Christensen Company *	297,554	2,573,842
Orion Group Holdings, Inc. *	401,519	1,875,094
		4,448,936
Electrical Equipment - 1.9%
Powell Industries, Inc.	34,280	1,220,368

Industrial Conglomerates - 1.1%
CK Hutchison Holdings Ltd. - ADR	60,000	694,200

Machinery - 7.5%
Colfax Corporation *	97,133	2,631,333
Dynamic Materials Corporation	220,097	2,313,219
		4,944,552
Information Technology - 5.7%
Electronic Equipment, Instruments & Components - 1.7%
Maxwell Technologies, Inc. *	207,260	1,104,696

IT Services - 2.7%
Alliance Data Systems Corporation *	3,279	728,561
International Business Machines Corporation	6,845	1,052,350
		1,780,911
Technology Hardware, Storage & Peripherals - 1.3%
Avid Technology, Inc. *	147,354	876,756

Materials - 11.3%
Metals & Mining - 11.3%
Agnico-Eagle Mines Ltd.	18,680	839,105
Allegheny Technologies, Inc.	179,715	2,224,872
Comstock Mining, Inc. *	4,741,033	1,659,836
Goldcorp, Inc.	34,850	586,177
Seabridge Gold, Inc. *	171,107	2,058,417
		7,368,407

Total Common Stocks (Cost $64,181,164)		$58,217,454

EXCHANGE-TRADED FUNDS - 9.9%	Shares	Value
iShares MSCI Hong Kong ETF	46,080	$910,080
SPDR® S&P® Oil & Gas Exploration & Production ETF	89,530	3,180,105
VanEck Vectors™ Junior Gold Miners ETF	69,990	2,372,661
Total Exchange-Traded Funds (Cost $5,387,177)		$6,462,846

CM Advisors Fund
Schedule of Investments (Continued)

WARRANTS - 0.0%	Shares	Value
SpendSmart Payment Company (The) * (a) (Cost $0)	542,100	$0

MONEY MARKET FUNDS - 1.2%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.14% (b) (Cost $766,474)	766,474	$766,474

Total Investments at Value - 100.1% (Cost $70,334,815)		$65,446,774

Liabilities in Excess of Other Assets - (0.1%)		(51,143)

Net Assets - 100.0%		$65,395,631

ETF - Exchange-Traded Fund.
ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at May 31, 2016, representing 0.0% of net assets.
(b)	The rate shown is the 7-day effective yield as of May 31, 2016.

See accompanying notes to Schedules of Investments.

CM Advisors Small Cap Value Fund
Schedule of Investments
May 31, 2016 (Unaudited)

COMMON STOCKS - 84.9%	Shares	Value
Consumer Discretionary - 5.7%
Auto Components - 4.5%
Superior Industries International, Inc.	72,010	$1,954,351

Media - 0.9%
Reading International, Inc. - Class A *	30,022	375,876

Textiles, Apparel & Luxury Goods - 0.3%
Wolverine World Wide, Inc.	7,800	142,038

Energy - 23.9%
Energy Equipment & Services - 21.2%
Atwood Oceanics, Inc.	121,990	1,301,633
Dawson Geophysical Company *	177,876	1,284,265
Era Group, Inc. *	97,458	932,673
Key Energy Services, Inc. *	1,164,765	353,157
Newpark Resources, Inc. *	148,750	682,762
Patterson-UTI Energy, Inc.	72,630	1,351,644
Pioneer Energy Services Corporation *	642,036	2,292,069
Profire Energy, Inc. *	192,601	206,083
Unit Corporation *	53,615	749,002
		9,153,288
Oil, Gas & Consumable Fuels - 2.7%
Ardmore Shipping Corporation	68,545	649,806
Bill Barrett Corporation *	64,755	460,408
Stone Energy Corporation *	108,805	58,755
		1,168,969
Financials - 6.8%
Diversified Financial Services - 3.3%
PICO Holdings, Inc. *	154,855	1,433,957

Insurance - 0.9%
White Mountains Insurance Group Ltd.	500	402,690

Real Estate Management & Development - 2.6%
InterGroup Corporation (The) *	40,890	1,104,030

Industrials - 26.4%
Aerospace & Defense - 0.6%
Esterline Technologies Corporation *	4,101	276,448

Commercial Services & Supplies - 4.3%
Brady Corporation - Class A	33,848	1,076,028
Heritage-Crystal Clean, Inc. *	64,755	770,584
		1,846,612
Construction & Engineering - 8.5%
Layne Christensen Company *	288,110	2,492,152
Orion Group Holdings, Inc. *	253,390	1,183,331
		3,675,483

CM Advisors Small Cap Value Fund
Schedule of Investments (Continued)

COMMON STOCKS - 84.9% (Continued)	Shares	Value
Industrials - 26.4% (Continued)
Electrical Equipment - 3.9%
Powell Industries, Inc.	46,735	$1,663,766

Machinery - 9.1%
Altra Industrial Motion Corporation	39,155	1,058,752
Dynamic Materials Corporation	200,557	2,107,854
Lydall, Inc. *	20,570	778,780
		3,945,386
Information Technology - 4.3%
Electronic Equipment, Instruments & Components - 2.3%
CUI Global, Inc. *	80,630	465,235
Maxwell Technologies, Inc. *	96,168	512,575
		977,810
Technology Hardware, Storage & Peripherals - 2.0%
Avid Technology, Inc. *	147,786	879,327

Materials - 17.8%
Chemicals - 3.5%
Axalta Coating Systems Ltd. *	21,910	616,767
CVR Partners, L.P.	99,316	888,878
		1,505,645
Metals & Mining - 14.3%
Allegheny Technologies, Inc.	158,185	1,958,330
Asanko Gold, Inc. *	100,000	326,000
Comstock Mining, Inc. *	2,410,549	843,933
Real Industry, Inc. *	77,596	525,713
Seabridge Gold, Inc. *	100,530	1,209,376
Synalloy Corporation	174,386	1,325,334
		6,188,686

Total Common Stocks (Cost $41,269,477)		$36,694,362

EXCHANGE-TRADED FUNDS - 3.5%	Shares	Value
SPDR® S&P® Oil & Gas Exploration & Production ETF (Cost $1,670,810)	42,395	$1,505,871

WARRANTS - 0.0%	Shares	Value
SpendSmart Payment Company (The) * (a) (Cost $0)	57,900	$0

CM Advisors Small Cap Value Fund
Schedule of Investments (Continued)

MONEY MARKET FUNDS - 11.5%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.14% (b) (Cost $4,984,353)	4,984,353	$4,984,353

Total Investments at Value - 99.9% (Cost $47,924,640)		$43,184,586

Other Assets in Excess of Liabilities - 0.1%		25,474

Net Assets - 100.0%		$43,210,060

ETF - Exchange-Traded Fund.

*	Non-income producing security.
(a)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at May 31,2016, representing 0.0% of net assets.
(b)	The rate shown is the 7-day effective yield as of May 31, 2016.

See accompanying notes to Schedules of Investments.

CM Advisors Fixed Income Fund
Schedule of Investments
May 31, 2016 (Unaudited)

CORPORATE BONDS - 48.0%	Par Value	Value
Consumer Discretionary - 5.4%
Hotels, Restaurants & Leisure - 0.7%
Marriott International, Inc., 6.375%, due 06/15/17	$400,000	$418,399

Household Durables - 1.1%
MDC Holdings, Inc., 5.625%, due 02/01/20	500,000	516,250
Newell Rubbermaid, Inc., 6.25%, due 04/15/18	185,000	198,058
		714,308
Media - 3.6%
Comcast Corporation,
6.30%, due 11/15/17	200,000	214,807
5.70%, due 05/15/18	400,000	434,942
Discovery Communications, Inc.,
5.05%, due 06/01/20	400,000	435,898
4.375%, due 06/15/21	600,000	636,202
S&P Global, Inc., 5.90%, due 11/15/17	200,000	211,611
Tele-Communications, Inc., 10.125%, due 04/15/22	300,000	400,431
		2,333,891
Consumer Staples - 0.5%
Beverages - 0.5%
PepsiCo, Inc., 5.00%, due 06/01/18	300,000	322,516

Energy - 14.2%
Energy Equipment & Services - 7.8%
Diamond Offshore Drilling, Inc., 5.875%, due 05/01/19	750,000	754,192
Rowan Companies, Inc., 7.875%, due 08/01/19	910,000	911,014
Transocean, Inc., 7.375%, due 04/15/18	855,000	832,556
Weatherford International Ltd.,
6.35%, due 06/15/17	620,000	626,200
6.00%, due 03/15/18	1,920,000	1,891,200
		5,015,162
Oil, Gas & Consumable Fuels - 6.4%
Cloud Peak Energy, Inc., 8.50%, due 12/15/19	3,243,000	1,451,242
Devon Energy Corporation, 6.30%, due 01/15/19	970,000	1,024,218
ONEOK Partners, L.P., 2.00%, due 10/01/17	1,062,000	1,054,612
Valero Energy Corporation, 6.125%, due 06/15/17	570,000	594,482
		4,124,554
Financials - 2.6%
Commercial Banks - 0.8%
Wells Fargo & Company, 5.625%, due 12/11/17	500,000	531,483

Consumer Finance - 1.8%
American Express Company,
7.00%, due 03/19/18	800,000	874,513
8.125%, due 05/20/19	200,000	234,530
		1,109,043
Health Care - 2.3%
Health Care Providers & Services - 1.3%
UnitedHealth Group, Inc., 6.00%, due 02/15/18	800,000	862,537

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 48.0% (Continued)	Par Value	Value
Health Care - 2.3% (Continued)
Pharmaceuticals - 1.0%
Johnson & Johnson, 5.15%, due 07/15/18	$570,000	$617,971

Industrials - 6.9%
Aerospace & Defense - 0.3%
United Technologies Corporation, 5.375%, due 12/15/17	200,000	212,824

Construction & Engineering - 2.5%
Great Lakes Dredge & Dock Company, 7.375%, due 02/01/19	1,705,000	1,619,750

Electrical Equipment - 1.3%
Eaton Corporation, 8.10%, due 08/15/22	150,000	193,609
Emerson Electric Company, 5.25%, due 10/15/18	570,000	621,414
		815,023
Machinery - 0.2%
Dover Corporation, 5.45%, due 03/15/18	115,000	123,337

Road & Rail - 2.6%
Canadian Pacific Railroad Company, 7.25%, due 05/15/19	790,000	904,093
CSX Corporation, 6.25%, due 03/15/18	500,000	540,199
Union Pacific Corporation, 5.70%, due 08/15/18	200,000	218,879
		1,663,171
Information Technology - 5.0%
Electronic Equipment, Instruments & Components - 1.7%
Avnet, Inc., 6.625%, due 09/15/16	500,000	507,193
Corning, Inc., 7.25%, due 08/15/36	500,000	601,194
		1,108,387
IT Services - 1.7%
International Business Machines Corporation, 7.625%, due 10/15/18	420,000	479,161
Western Union Company (The), 5.93%, due 10/01/16	600,000	609,824
		1,088,985
Software - 1.6%
Intuit, Inc., 5.75%, due 03/15/17	946,000	981,520

Materials - 10.1%
Chemicals - 1.4%
Cytec Industries, Inc., 8.95%, due 07/01/17	325,000	346,497
E.I. du Pont de Nemours and Company, 6.00%, due 07/15/18	475,000	520,750
		867,247
Construction Materials - 0.9%
Vulcan Materials Company, 7.50%, due 06/15/21	500,000	598,750

Metals & Mining - 7.8%
Alcoa, Inc.,
5.72%, due 02/23/19	800,000	858,000
5.87%, due 02/23/22	1,200,000	1,233,000
Allegheny Technologies, Inc.,
9.375%, due 06/01/19	1,020,000	1,012,350
5.95%, due 01/15/21	675,900	549,169

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 48.0% (Continued)	Par Value	Value
Materials - 10.1% (Continued)
Metals & Mining - 7.8% (Continued)
Commercial Metals Company,
6.50%, due 07/15/17	$420,000	$431,550
7.35%, due 08/15/18	230,000	243,800
Nucor Corporation, 5.85%, due 06/01/18	300,000	321,799
Reliance Steel & Aluminum Company, 6.20%, due 11/15/16	360,000	366,421
		5,016,089
Utilities - 1.0%
Multi-Utilities - 1.0%
Consolidated Edison Company of New York, Inc., 5.85%, due 04/01/18	570,000	616,020

Total Corporate Bonds (Cost $30,499,051)		$30,760,967

U.S. GOVERNMENT OBLIGATIONS - 44.5%	Par Value	Value
U.S. Treasury Notes - 44.5%
4.625%, due 02/15/17	$4,000,000	$4,110,828
0.750%, due 12/31/17	5,000,000	4,994,335
2.000%, due 07/31/20	6,000,000	6,175,548
2.375%, due 12/31/20	6,250,000	6,536,862
2.750%, due 11/15/23	6,250,000	6,722,413
Total U.S. Government Obligations (Cost $27,432,637)		$28,539,986

MONEY MARKET FUNDS - 6.2%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.14% (a) (Cost $3,998,488)	3,998,488	$3,998,488

Total Investments at Value - 98.7% (Cost $61,930,176)		$63,299,441

Other Assets in Excess of Liabilities - 1.3%		818,792

Net Assets - 100.0%		$64,118,233

(a)	The rate shown is the 7-day effective yield as of May 31, 2016.

See accompanying notes to Schedules of Investments.

CM Advisors Family of Funds
Notes to Schedules of Investments
May 31, 2016 (Unaudited)

1.        Securities Valuation

The portfolio securities of CM Advisors Fund, CM Advisors Small Cap Value Fund and CM Advisors Fixed  Income Fund (collectively the “Funds” and individually a “Fund”) are generally valued at their current market value determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time). Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported  on that date are valued at the most recent bid price. Fixed income securities are valued on the basis of prices provided by an independent pricing service. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Corporate Bonds and U.S. Government Obligations held by CM Advisors Fixed Income Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments by security type as of May 31, 2016:

CM Advisors Fund:	Level 1	Level 2		Level 3	Total

Common Stocks	$58,217,454	$-		$-	$58,217,454
Exchange-Traded Funds	6,462,846	-		-	6,462,846
Warrants	-	0	*	-	0	*
Money Market Funds	766,474	-		-	766,474
Total	$65,446,774	$0	*	$-	$65,446,774

CM Advisors Family of Funds
Notes to Schedules of Investments (Continued)

CM Advisors Small Cap Value Fund:	Level 1	Level 2		Level 3	Total

Common Stocks	$36,694,362	$-		$-	$36,694,362
Exchange-Traded Funds	1,505,871	-		-	1,505,871
Warrants	-	0	*	-	0	*
Money Market Funds	4,984,353	-		-	4,984,353
Total	$43,184,586	$0	*	$-	$43,184,586

CM Advisors Fixed Income Fund:	Level 1	Level 2	Level 3	Total

Corporate Bonds	$-	$30,760,967	$-	$30,760,967
U.S. Government Obligations	-	28,539,986	-	28,539,986
Money Market Funds	3,998,488	-	-	3,998,488
Total	$3,998,488	$59,300,953	$-	$63,299,441

*   CM Advisors Fund and CM Advisors Small Cap Value Fund hold Warrants which have been fair valued at $0.

Refer to each Fund's Schedule of Investments for a listing of the securities by security type and sector or industry type. As of May 31, 2016, the Funds did not have any transfers into or out of any Level. The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2016. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.        Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.        Federal Income Tax

The following information is computed on a tax basis as of May 31, 2016:

		CM Advisors	CM Advisors
	CM Advisors	Small Cap	Fixed Income
	Fund	Value Fund	Fund

Cost of portfolio investments	$70,959,088	$47,897,998	$61,930,176

Gross unrealized appreciation	$11,758,358	$5,411,405	$2,662,333
Gross unrealized depreciation	(17,270,672)	(10,124,817)	(1,293,068)

Net unrealized appreciation (depreciation)	$(5,512,314)	$(4,713,412)	$1,369,265

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost  for CM Advisors Fund and CM Advisors Small Cap Value Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales and adjustments to basis on publicly  traded partnerships.

CM Advisors Family of Funds
Notes to Schedules of Investments (Continued)

4.        Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of May 31, 2016, CM Advisors Small Cap Value Fund had 26.4% of the value of its nets assets invested in stocks within the Industrials sector.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CM Advisors Family of Funds

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	July 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	July 19, 2016

By (Signature and Title)*		/s/ James D. Brilliant
James D. Brilliant, Treasurer

Date	July 19, 2016

* Print the name and title of each signing officer under his or her signature.